Loans receivable - Additional information (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 EUR (€)	Jul. 30, 2019 USD ($)	Jul. 30, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Oct. 01, 2018 USD ($)	Oct. 01, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Repayments			$ 49	$ 3,980	$ 2,418
Outstanding balance	$ 4,028			49	$ 4,028					$ 45
Borrowings with Boris Gertsovsky
Disclosure of detailed information about borrowings [line items]
Loan amount						$ 11,000	€ 10,000	$ 327,000	€ 300,000		$ 278,000	€ 240,000
Interest rate											2.00%	2.00%
Repayments	$ 95,000	€ 85,000
Outstanding balance				$ 8